Summary of Significant Accounting Policies - Additional Information (Detail)				1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 21, 2015 USD ($)	Jul. 01, 2015 USD ($)	Jun. 30, 2015 USD ($) shares	Jul. 31, 2015 shares	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2015 USD ($)	Dec. 31, 2015 USD ($) Bank Segment
Schedule Of Significant Accounting Policies [Line Items]
Write-down of inventory							$ 72,000
Goodwill impairment loss							0		$ 0
Number of commercial banks | Bank									2
Number of operating segments | Segment									1
Raw materials									$ 106,000
Work-in-process									398,000
Finished goods									$ 46,000
Aggregate cash payments			$ 450,000
Shares issued during period | shares			40,000	10,000
Initial payment under purchase agreement		$ 150,000
Committed payment amount			$ 100,000
Payment period one									6 months
Payment period two									12 months
Payment period three									18 months
Payments for royalties	$ 100,000
Government grant revenue					$ 0	$ 155,000	$ 0	$ 220,000	$ 219,917
Minimum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives							5 years		5 years
Estimated useful lives of property and equipment									3 years
Maximum [Member]
Schedule Of Significant Accounting Policies [Line Items]
Intangible assets estimated useful lives							12 years		12 years
Estimated useful lives of property and equipment									5 years
Accrued Compensation and Other Current Liabilities [Member]
Schedule Of Significant Accounting Policies [Line Items]
Remaining payable amount									$ 200,000